SHARE OPTIONS (Schedule of Assumption Determining Fair Value of Share Options) (Details) - Key management personnel [Member]	12 Months Ended
	Dec. 31, 2023 USD ($) Years $ / shares shares	Dec. 31, 2022 USD ($) Years $ / shares shares	Dec. 31, 2021 USD ($) Years $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	40.21%	76.79%	0.00%
Weighted average expected life | Years	7	6.82	0
Weighted average risk free interest rate	4.13%	3.59%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.5	$ 0.19	$ 0
Total 'A' share options granted / (ADS's equivalent) | shares	(19,600,000)	(29,400,000)	0
Weighted average share price per 'A' share / (per ADS)	$ 0.14	$ 0.27	$ 0
Weighted average exercise price per 'A' share / (per ADS)	$ 0.14	$ 0.27	$ 0
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 10.04	$ 3.8	$ 0
Total 'A' share options granted / (ADS's equivalent) | shares	(980,000)	(1,470,000)	0
Weighted average share price per 'A' share / (per ADS)	$ 2.8	$ 5.4	$ 0
Weighted average exercise price per 'A' share / (per ADS)	$ 2.8	$ 5.4	$ 0